Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Schedule of Deferred tax assets and liabilities
Recognized in earnings As at December 31
2025 2024 2025 2024
Assets
Property, plant and equipment $ (158,359) $ (41,454) $ 316,516 $ 475,008
Provision for reclamation (4,247) (11,237) 184,175 188,422
Inventories (976) (4,979) 5,584 6,561
Foreign exploration and development (267) (398) 1,924 2,191
Income tax losses (gains) 12,080 (8,108) 97,749 85,668
Defined benefit plan actuarial losses - - 5,664 5,233
Long-term investments and other (25,193) 14,880 54,845 80,048
Deferred tax assets (176,962) (51,296) 666,457 843,131
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (176,962) $ (51,296) $ 666,457 $ 843,131
Deferred tax allocated as 2025 2024
Deferred tax assets $ 666,457 $ 843,131
Deferred tax liabilities - -
Net deferred tax asset
$ 666,457 $ 843,131
2025 2024
Deferred tax asset at beginning of year $ 843,131 $ 892,860
Expense for the year in net earnings (176,962) (51,296)
Recovery for the year in other comprehensive income 431 969
Effect of movements in exchange rates (143) 598
End of year $ 666,457 $ 843,131
2025 2024
Income tax losses $ 394,462 $ 379,695
Property, plant and equipment 2,386 2,496
Provision for reclamation 81,752 81,984
Long-term investments and other 123,505 162,278
Total $ 602,105 $ 626,453

Schedule of Tax rate reconciliation
2025 2024
Earnings before income taxes $ 777,261 $ 256,716
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 209,083 69,057
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 18,699 (4,482)
Change in unrecognized deferred tax assets (5,893) 75,923
Non-taxable portion of capital loss - 6,775
Income in equity-accounted investees (50,577) (60,343)
Other taxes 8,305 15,453
Foreign exchange permanent differences 12,305 (14,939)
Other permanent differences (4,203) (2,570)
Income tax expense $ 187,719 $ 84,874

Schedule of Earnings and income taxes by jurisdiction
2025 2024
Earnings (loss) before income taxes
Canada $ 783,843 $ 401,080
Foreign (6,582) (144,364)
$ 777,261 $ 256,716
Current income taxes
Canada $ 2,100 $ 24,149
Foreign 8,657 9,429
$ 10,757 $ 33,578
Deferred income taxes (recovery)
Canada $ 180,805 $ 39,115
Foreign (3,843) 12,181
$ 176,962 $ 51,296
Income tax expense $ 187,719 $ 84,874

Schedule of Income tax losses
Date of expiry Canada US
Other
Total
2026 $ - $ - $ 14,830 $ 14,830
2027 - - 248 248
2028 - - 64 64
2029 47 - 12,728 12,775
2030 - - 2,047 2,047
2031 - 22,040 40,723 62,763
2032 272 23,738 36,640 60,650
2033 - 36,485 - 36,485
2034 - 16,933 5,083 22,016
2035 - 7,718 8,037 15,755
2036 - 47,205 6,331 53,536
2037 27 35,359 3,317 38,703
2038 - - 355 355
2039 66 - 155 221
2040 37 - 423 460
2041 77 - 188 265
2042 49 - 198 247
2043 71 - - 71
2044 56 - - 56
No expiry - 582,774 1,055,848 1,638,622
$ 702 $ 772,252 $ 1,187,215 $ 1,960,169